STABLE VALUE FUND	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
STABLE VALUE FUND	STABLE VALUE FUND
The Plan invests in fully benefit-responsive synthetic guaranteed investment contracts (“synthetic GICs”) through a separate account, the Stable Value Fund. The Stable Value Fund’s primary investment objectives are to provide preservation of principal, maintain a stable interest rate, and provide daily liquidity at contract value for Participant withdrawals and transfers. To accomplish these objectives, the Stable Value Fund invests primarily in investment contracts also known as synthetic GICs. In a synthetic GIC, the underlying investments are owned by the Stable Value Fund. The Stable Value Fund purchases a wrap contract from an insurance company or bank. The wrap contracts serve to substantially offset the price fluctuations in the underlying investments caused by movements in interest rates. Each wrap contract obligates the contract provider to maintain the “contract value” of the underlying investment. The contract value is generally equal to the principal amounts invested in the underlying investments, plus interest accrued at a crediting rate established under the contract, less any adjustments for withdrawals (as specified in the wrap agreement). Under the terms of the wrap contract, the realized and unrealized gains and losses of the underlying investments are, in effect, amortized over the duration of the underlying investments through adjustments to the future contract interest crediting rate (which is the rate earned by Participants in the Stable Value Fund for the underlying investments). The wrap contract provides that the adjustments to the interest crediting rate will not result in a future interest crediting rate that is less than zero.
In general, if the contract value exceeds the fair value of the underlying investments (including accrued interest), the wrap provider becomes obligated to pay that difference to the Stable Value Fund in the event that redemptions result in a total contract liquidation. In the event that there are partial redemptions that would otherwise cause the contract’s crediting rate to fall below zero, the wrap provider is obligated to contribute to the Stable Value Fund an amount necessary to maintain the contract’s crediting rate of at least zero percent. The circumstance under which payments are made and the timing of payments between the Stable Value Fund and the wrap provider may vary based on the terms of the wrap contract.
    The key factors that influence future interest crediting rates include:
•The level of market interest rates;
•The amount and timing of Participant contributions, transfers, and withdrawals into/out of the Stable Value Fund;
•The investment returns generated by the fixed income investments that back the wrap contract;
•The duration of the underlying fixed income investments backing the wrap contract.
Interest crediting rates are typically reset on a monthly or quarterly basis according to each contract. While there may be slight variations from one contract to another, most contracts use a formula that is based on the characteristics of the underlying fixed income portfolio. Over time, this crediting rate formula amortizes the Stable Value Fund’s realized and unrealized fair value gains and losses over the duration of the underlying investments.
Because changes in market interest rates affect the yield to maturity and the fair value of the underlying investments, they can have a material impact on the contract's interest crediting rate. In addition, Participant withdrawals and transfers from the Stable Value Fund are paid at contract value but funded through the liquidation of the underlying investments at fair value, which also impacts the interest crediting rate. If the adjustment from fair value to contract value is positive for a given contract, this indicates that the contract value is greater than the market value of the underlying investments. The embedded fair value losses will be amortized in the future through a lower interest crediting rate than would otherwise be the case. If the adjustment from fair value to contract value is negative, this indicates that the contract value is less than the fair value of the underlying investments. The amortization of the embedded fair value gains will cause the future interest crediting rate to be higher than it otherwise would have been.
The average yield earned by the Stable Value Fund for the synthetic GICs (which may differ from the interest rate credited to Participants in the Stable Value Fund) was 4.2% for 2025 and 5.0% for 2024. This average yield was calculated by dividing the annualized earnings of all investments in the Stable Value Fund (irrespective of the interest rate credited to Participants in the Stable Value Fund) by the fair value of all investments in the Stable Value Fund.
The average yield credited to Participants in the Stable Value Fund was 3.0% for 2025 and 2.8% for 2024. This average yield was calculated by dividing the annualized earnings credited to Participants for all investments in the Stable Value Fund (irrespective of the actual earnings of the investments in the Stable Value Fund) by the fair value of all investments in the Stable Value Fund.
In certain circumstances, the amount withdrawn from the contract would be payable at fair value rather than at contract value. These events include termination of the Plan, a material adverse change to the provisions of the Plan, the employer elects to withdraw from a contract in order to switch to a different investment provider, or the terms of a successor plan (in the event of the spin-off or sale of a division) do not meet the wrap contract issuer’s underwriting criteria for issuance of a clone wrap contract. The Company believes that the events described above that could result in the payment of benefits at fair value rather than contract value are not probable of occurring in the foreseeable future.
Examples of events that would permit a wrap contract issuer to terminate a wrap contract upon short notice include the Plan’s loss of its qualified status, un-cured material breaches of responsibilities, or material and adverse changes to the provisions of the Plan. If one of these events was to occur, the wrap contract issuer could terminate the wrap contract at the fair value of the underlying investments.
The underlying investments of the Stable Value Fund’s synthetic GICs primarily consist of collective trust funds of the Invesco Group Trust for Retirement Savings (“IGT”), a collective trust managed by Invesco Trust Company. These funds invest in fixed income securities of the highest credit quality, generally AAA.
The Plan’s total investment in synthetic GICs held in the Fund as of December 31, 2025 and 2024, respectively, was as follows:

2025	Wrap/GIC Provider Credit Rating	Value
Synthetic Guaranteed Investment Contracts at Contract Value:
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – RGA Capital Markets wrap contract	AA-/A1	$44,225,307
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Met Tower Life wrap contract	AA-/Aa3	44,176,371
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Pacific Life Insurance Company wrap contract	AA-/Aa3	44,097,194
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Voya wrap contract	A+/A2	44,095,123
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Prudential Insurance Company wrap contract	AA-/Aa3	43,810,801
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Nationwide Life Insurance wrap contract	A+/A1	41,185,935
Total Synthetic Guaranteed Investment Contracts at Contract Value		261,590,731

Short-term Investments at Fair Value:
State Street Government Short Term Investment Fund		12,447,260
Total		$274,037,991

2024	Wrap/GIC Provider Credit Rating	Value
Synthetic Guaranteed Investment Contracts at Contract Value:
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Met Tower Life wrap contract	AA-/Aa3	$46,379,294
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – RGA Capital Markets wrap contract	AA-/A1	46,315,326
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Voya wrap contract	A+/A2	46,220,121
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Pacific Life Insurance Company wrap contract	AA-/Aa3	46,179,289
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Prudential Insurance Company wrap contract	AA-/Aa3	45,999,239
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Nationwide Life Insurance wrap contract	A+/A1	43,230,954
Total Synthetic Guaranteed Investment Contracts at Contract Value		274,324,223

Short-term Investments at Fair Value:
State Street Government Short Term Investment Fund		7,737,923
Total		$282,062,146